SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Related Party Transaction [Line Items]
Total	$ 1,451,182
Gokika Global Limited [Member]
Related Party Transaction [Line Items]
Total	200,372
Rentei International Limited [Member]
Related Party Transaction [Line Items]
Total	400,745
BlackTea Hong Kong Limited [Member]
Related Party Transaction [Line Items]
Total	$ 850,065